Insurance contracts in the financial services segment - Summary of Insurance Finance Income or Expenses and investment returns on Assets Recognized in Profit or Loss (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2024		Mar. 31, 2023		Mar. 31, 2022
Disclosure of adjustments made when entity changed basis of disaggregation of insurance finance income (expenses) between profit or loss and other comprehensive income for contracts with direct participation features [line items]
Financial assets measured at FVPL	[1]	¥ 715,388		¥ (59,193)
Interest income from debt instruments required to be measured at FVOCI	[1]	180,822		179,207
Currency exchange differences	[1]	156,970		93,858
Other	[1]	(35,463)		(12,374)
Total net investment returns	[1]	1,017,717		201,498
Effect of changes in the value of underlying items of variable life insurance and individual variable annuity contracts and changes in interest rates and other financial risks	[2]	685,726		(176,328)
Interest accreted	[2]	183,188		174,107
Currency exchange differences	[2]	173,230		103,391
Other	[2]	(12,444)		(15,771)
Total insurance finance expenses (income)	[2]	1,029,700		85,399
Amounts recognized in profit or loss		(11,983)		116,099
Underlying assets		(969,774)		(1,131,508)
Total net investment returns		(969,774)		(1,131,508)
Effect of changes in interest rates and other financial risks	[2]	(782,495)		(1,010,761)
Other	[2]			44
Total insurance finance expenses (income)		(782,495)	[2]	(1,010,717)	[2]	¥ (807)
Amounts recognized in other comprehensive income		(187,279)		(120,791)
Total net investment returns and insurance finance income or expenses		¥ (199,262)		¥ (4,692)

[1]	Included in other financial services revenue in the consolidated statements of income.
[2]	Expenses are presented as positive and income is presented as negative.